Loans Held-for-Investment (Troubled Debt Restructuring Detail) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) loans loan	Dec. 31, 2016 USD ($) loans loan	Dec. 31, 2015 USD ($) loans loan
Troubled Debt Restructurings
Number of Accounts | loan	98	167	698
Pre-Modification Unpaid Principal Balance	$ 10	$ 15	$ 102
Post-Modification Unpaid Principal Balance	9	14	98
Increase (Decrease) in Allowance at Modification	(1)	0	(2)
Modifications subsequent to default (less than)	$ 1	$ 1	$ 1
Number of Accounts | loans	1	8	8
Residential first mortgage
Troubled Debt Restructurings
Number of Accounts | loan	16	23	325
Pre-Modification Unpaid Principal Balance	$ 4	$ 4	$ 81
Post-Modification Unpaid Principal Balance	4	5	80
Increase (Decrease) in Allowance at Modification	$ 0	$ 0	$ (2)
Number of Accounts | loans	1	1	3
Home Equity
Troubled Debt Restructurings
Number of Accounts | loan	82	143	370
Pre-Modification Unpaid Principal Balance	$ 6	$ 9	$ 21
Post-Modification Unpaid Principal Balance	5	8	18
Increase (Decrease) in Allowance at Modification	$ (1)	$ 0	$ 0
Number of Accounts | loans	0	7	5
Commercial and industrial
Troubled Debt Restructurings
Number of Accounts | loan		1
Pre-Modification Unpaid Principal Balance		$ 2
Post-Modification Unpaid Principal Balance		1
Increase (Decrease) in Allowance at Modification		$ 0
Other consumer
Troubled Debt Restructurings
Number of Accounts | loan			3
Pre-Modification Unpaid Principal Balance			$ 0
Post-Modification Unpaid Principal Balance			0
Increase (Decrease) in Allowance at Modification			$ 0